Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 479,326
Amortization expense	164,560	$ 156,926
Impairment	0	1,266
Ending balance	517,982	479,326
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,978,830	1,849,065
Additions	96,554	93,934
Additions - business acquisitions	114,064	46,755
Disposals/retirements	(39,213)	(38,327)
Foreign currency translation adjustment	18,481	(27,403)
Ending balance	2,131,754	1,978,830
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,499,504)	(1,358,639)
Amortization expense	164,560	156,926
Impairment		1,266
Disposals/retirements	39,179	37,241
Foreign currency translation adjustment	(11,113)	19,914
Ending balance	(1,613,772)	(1,499,504)
Internal-use software | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	23,530
Ending balance	18,737	23,530
Internal-use software | Acquired | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	95,707	99,047
Additions	4,321	5,742
Additions - business acquisitions	77	0
Disposals/retirements	(436)	(10,145)
Foreign currency translation adjustment	465	(1,063)
Ending balance	99,204	95,707
Internal-use software | Acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(72,177)	(74,286)
Amortization expense	8,872	7,385
Impairment		0
Disposals/retirements	436	10,145
Foreign currency translation adjustment	(146)	651
Ending balance	(80,467)	(72,177)
Internal-use software | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	56,489
Ending balance	54,194	56,489
Internal-use software | Internally developed | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	114,701	94,788
Additions	9,433	21,724
Additions - business acquisitions	0	0
Disposals/retirements	(326)	(1,605)
Foreign currency translation adjustment	519	206
Ending balance	123,289	114,701
Internal-use software | Internally developed | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(58,212)	(50,842)
Amortization expense	11,513	7,757
Impairment		1,209
Disposals/retirements	326	1,605
Foreign currency translation adjustment	(304)	9
Ending balance	(69,095)	(58,212)
Business solutions | Acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,670
Ending balance	1,121	1,670
Business solutions | Acquired | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	82,256	84,044
Additions	911	0
Additions - business acquisitions	0	0
Disposals/retirements	(803)	(1,503)
Foreign currency translation adjustment	1,336	285
Ending balance	81,028	82,256
Business solutions | Acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(80,586)	(78,151)
Amortization expense	1,319	3,954
Impairment		0
Disposals/retirements	803	1,503
Foreign currency translation adjustment	(1,195)	(16)
Ending balance	(79,907)	(80,586)
Business solutions | Internally developed
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	167,501
Ending balance	193,538	167,501
Business solutions | Internally developed | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	444,593	387,624
Additions	61,693	47,125
Additions - business acquisitions	0	0
Disposals/retirements	(46)	(2,796)
Foreign currency translation adjustment	(5,144)	(12,640)
Ending balance	511,384	444,593
Business solutions | Internally developed | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(277,092)	(237,351)
Amortization expense	37,318	33,197
Impairment		57
Disposals/retirements	46	2,062
Foreign currency translation adjustment	3,482	8,549
Ending balance	(317,846)	(277,092)
Software licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	71,412
Ending balance	61,919	71,412
Software licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	216,490	217,875
Additions	20,196	19,343
Additions - business acquisitions	201	0
Disposals/retirements	(13,281)	(22,278)
Foreign currency translation adjustment	2,096	(1,550)
Ending balance	221,510	216,490
Software licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(145,078)	(131,672)
Amortization expense	29,356	34,186
Impairment		0
Disposals/retirements	13,247	21,926
Foreign currency translation adjustment	(1,596)	1,146
Ending balance	(159,591)	(145,078)
Client relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	158,724
Ending balance	188,473	158,724
Client relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,025,083	965,687
Additions	0	0
Additions - business acquisitions	113,786	46,755
Disposals/retirements	(24,321)	0
Foreign currency translation adjustment	19,209	(12,641)
Ending balance	1,095,339	1,025,083
Client relationships | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(866,359)	(786,337)
Amortization expense	76,182	70,447
Impairment		0
Disposals/retirements	24,321	0
Foreign currency translation adjustment	(11,354)	9,575
Ending balance	$ (906,866)	$ (866,359)